Nuveen Real Asset Income and Growth Fund
Portfolio of Investments March 31, 2024
(Unaudited)
JRI
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 135.2%  (96.2% of Total Investments)
X –
CORPORATE BONDS - 36 .5% ( 26 .0 % of Total Investments) X 134,973,864
Capital Goods - 1.2%
$ 1,600 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 $ 1,608,280
1,080 Chart Industries Inc, 144A 7.500% 1/01/30 1,121,522
885 EMRLD Borrower LP / Emerald Co-Issuer Inc, 144A 6.625% 12/15/30 893,490
790 Trinity Industries Inc, 144A 7.750% 7/15/28 811,261
Total Capital Goods 4,434,553
Commercial & Professional Services - 1.2%
1,085 Clean Harbors Inc, 144A 4.875% 7/15/27 1,052,452
280 GFL Environmental Inc, 144A 6.750% 1/15/31 286,948
1,155 Republic Services Inc 5.000% 12/15/33 1,147,123
1,915 Waste Management Inc 4.875% 2/15/34 1,901,899
Total Commercial & Professional Services 4,388,422
Consumer Discretionary Distribution & Retail - 0.1%
545 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 500,927
Total Consumer Discretionary Distribution & Retail 500,927
Consumer Services - 1.2%
300 EUR Accor SA, Reg S 7.250% 4/11/72 355,753
1,500 Churchill Downs Inc, 144A 5.750% 4/01/30 1,447,952
1,645 Hilton Domestic Operating Co Inc, 144A 5.875% 4/01/29 1,647,729
615 Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc, 144A
6.625% 1/15/32 617,483
550 Scientific Games International Inc, 144A 7.500% 9/01/31 571,947
Total Consumer Services 4,640,864
Energy - 7.7%
790 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 781,655
1,530 Cheniere Energy Partners LP 4.500% 10/01/29 1,456,173
510 CNX Midstream Partners LP, 144A 4.750% 4/15/30 454,548
765 Delek Logistics Partners LP / Delek Logistics Finance Corp,
144A
8.625% 3/15/29 781,194
915 Energy Transfer LP 5.550% 5/15/34 917,787
395 EQM Midstream Partners LP, 144A 7.500% 6/01/30 422,233
450 EQM Midstream Partners LP 5.500% 7/15/28 443,826
525 EQM Midstream Partners LP, 144A 4.750% 1/15/31 488,227
695 EQM Midstream Partners LP, 144A 6.375% 4/01/29 700,104
205 EQM Midstream Partners LP, 144A 7.500% 6/01/27 210,206
515 CAD Gibson Energy Inc 5.250% 12/22/80 334,797
1,000 Global Partners LP / GLP Finance Corp, 144A 8.250% 1/15/32 1,037,044
670 CAD Keyera Corp 6.875% 6/13/79 484,549
1,110 CAD Keyera Corp 5.950% 3/10/81 748,765
1,560 Kinetik Holdings LP, 144A 5.875% 6/15/30 1,525,877
1,000 Kodiak Gas Services LLC, 144A 7.250% 2/15/29 1,018,588
2,165 MPLX LP 5.000% 3/01/33 2,101,675
1,965 MPLX LP 5.650% 3/01/53 1,922,019
435 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
8.375% 2/15/32 445,922
325 NGL Energy Partners LP, 144A 8.125% 2/15/29 332,859
1,205 ONEOK Inc 6.100% 11/15/32 1,262,471
915 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 949,100
1,784 CAD Pembina Pipeline Corp 4.800% 1/25/81 1,134,263

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JRI
Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 355 (b) Plains All American Pipeline LP (TSFR3M reference rate +
4.372% spread)
9.679% 11/15/72 $ 352,755
1,360 Sabine Pass Liquefaction LLC 5.000% 3/15/27 1,356,023
1,305 Targa Resources Corp 6.125% 3/15/33 1,361,470
195 CAD Transcanada Trust 4.200% 3/04/81 122,470
575 USA Compression Partners LP / USA Compression Finance
Corp, 144A
7.125% 3/15/29 582,162
2,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 2,012,126
1,390 Venture Global LNG Inc, 144A 9.500% 2/01/29 1,498,230
1,150 Williams Cos Inc/The 4.900% 3/15/29 1,142,385
Total Energy 28,381,503
Equity Real Estate Investment Trusts (REITs) - 9.7%
2,070 Agree LP 4.800% 10/01/32 1,958,234
735 Alexandria Real Estate Equities Inc 5.625% 5/15/54 723,242
1,105 Alexandria Real Estate Equities Inc 5.250% 5/15/36 1,084,493
1,520 American Homes 4 Rent LP 5.500% 2/01/34 1,515,426
1,075 American Tower Corp 5.500% 3/15/28 1,084,002
1,075 American Tower Corp 5.650% 3/15/33 1,091,818
1,975 AvalonBay Communities Inc 5.000% 2/15/33 1,956,526
565 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 523,251
1,960 Essex Portfolio LP 5.500% 4/01/34 1,962,170
1,250 Extra Space Storage LP 5.700% 4/01/28 1,272,409
1,150 Extra Space Storage LP 5.900% 1/15/31 1,189,791
1,900 Federal Realty OP LP 5.375% 5/01/28 1,905,389
865 GLP Capital LP / GLP Financing II Inc 6.750% 12/01/33 911,670
1,550 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 1,419,676
1,460 HAT Holdings I LLC / HAT Holdings II LLC, 144A 8.000% 6/15/27 1,522,342
300 Iron Mountain Inc, 144A 4.500% 2/15/31 270,671
385 Iron Mountain Inc, 144A 7.000% 2/15/29 392,337
850 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 776,280
505 Kilroy Realty LP 6.250% 1/15/36 493,293
3,030 Kimco Realty OP LLC 4.600% 2/01/33 2,868,307
1,235 Kite Realty Group LP 5.500% 3/01/34 1,227,204
2,745 Prologis LP 5.000% 3/15/34 2,728,734
1,625 Prologis Targeted US Logistics Fund LP, 144A 5.500% 4/01/34 1,635,205
3,000 RHP Hotel Properties LP / RHP Finance Corp, 144A 6.500% 4/01/32 3,010,125
660 Scentre Group Trust 2, 144A 5.125% 9/24/80 609,948
1,740 Welltower OP LLC 3.850% 6/15/32 1,573,982
Total Equity Real Estate Investment Trusts (REITs) 35,706,525
Financial Services - 0.8%
1,150 Hunt Cos Inc, 144A 5.250% 4/15/29 1,050,067
930 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 964,601
585 Starwood Property Trust Inc, 144A 7.250% 4/01/29 589,656
500 Starwood Property Trust Inc, 144A 4.375% 1/15/27 470,325
Total Financial Services 3,074,649
Health Care Equipment & Services - 0.7%
900 CHS/Community Health Systems Inc, 144A 10.875% 1/15/32 927,019
935 Tenet Healthcare Corp 6.125% 6/15/30 932,855
725 Tenet Healthcare Corp 6.125% 10/01/28 722,402
Total Health Care Equipment & Services 2,582,276
Media & Entertainment - 1.3%
2,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 1,607,188
750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 711,512
500 Lamar Media Corp 3.625% 1/15/31 438,715

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment (continued)
$ 2,230 VZ Secured Financing BV, 144A 5.000% 1/15/32 $ 1,914,686
Total Media & Entertainment 4,672,101
Real Estate Management & Development - 0.2%
725 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 685,106
Total Real Estate Management & Development 685,106
Telecommunication Services - 1.0%
1,150 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 974,082
350 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 357,465
705 Iliad Holding SASU, 144A 7.000% 10/15/28 697,747
635 Iliad Holding SASU, 144A 6.500% 10/15/26 629,052
980 T-Mobile USA Inc 4.800% 7/15/28 971,891
Total Telecommunication Services 3,630,237
Transportation - 0.5%
1,000 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 904,337
560 XPO Inc, 144A 7.125% 6/01/31 574,380
500 XPO Inc, 144A 6.250% 6/01/28 504,134
Total Transportation 1,982,851
Utilities - 10.9%
1,275 AEP Transmission Co LLC 5.150% 4/01/34 1,270,516
1,425 CAD AltaGas Ltd 7.350% 8/17/82 1,062,993
1,305 CAD AltaGas Ltd 5.250% 1/11/82 829,215
1,995 Ameren Illinois Co 4.950% 6/01/33 1,974,495
745 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 684,538
810 Baltimore Gas and Electric Co 5.400% 6/01/53 805,601
500 Calpine Corp, 144A 3.750% 3/01/31 437,856
1,570 CenterPoint Energy Houston Electric LLC 5.150% 3/01/34 1,581,371
925 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 793,918
1,530 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 1,286,245
985 CMS Energy Corp 3.750% 12/01/50 806,944
1,115 DTE Electric Co 5.200% 3/01/34 1,120,096
865 Duke Energy Carolinas LLC 4.850% 1/15/34 850,325
1,170 Duke Energy Progress LLC 5.100% 3/15/34 1,169,337
900 EUR EDP - Energias de Portugal SA, Reg S 5.943% 4/23/83 1,013,736
1,125 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 1,071,349
800 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 782,674
795 Florida Power & Light Co 4.800% 5/15/33 782,977
2,100 Georgia Power Co 5.250% 3/15/34 2,121,204
1,050 Georgia Power Co 5.004% 2/23/27 1,051,262
3,300 ITC Holdings Corp, 144A 4.950% 9/22/27 3,276,339
2,735 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 2,745,404
440 NextEra Energy Operating Partners LP, 144A 7.250% 1/15/29 450,192
270 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 252,710
1,210 GBP NGG Finance PLC, Reg S 5.625% 6/18/73 1,511,887
795 NRG Energy Inc, 144A 7.000% 3/15/33 848,310
525 NRG Energy Inc, 144A 5.250% 6/15/29 501,907
183 NRG Energy Inc 6.625% 1/15/27 183,091
1,650 Pacific Gas and Electric Co 6.150% 1/15/33 1,700,721
650 Pattern Energy Operations LP / Pattern Energy Operations
Inc, 144A
4.500% 8/15/28 605,894
155 PPL Capital Funding Inc 8.236% 3/30/67 153,446
1,180 Public Service Enterprise Group Inc 5.850% 11/15/27 1,208,663
1,075 GBP SSE PLC, Reg S 3.740% 4/14/72 1,290,667
275 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 254,251
1,435 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 1,315,378
1,410 Vistra Operations Co LLC, 144A 7.750% 10/15/31 1,476,665

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JRI
Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities (continued)
$ 1,010 WEC Energy Group Inc 5.600% 9/12/26 $ 1,021,673
Total Utilities 40,293,850
Total Corporate Bonds
(cost $136,852,763) 134,973,864
Shares Description (a) Value
X –
COMMON STOCKS - 31 .5% ( 22 .4 % of Total Investments) X 116,423,295
Energy - 11.9%
240,316 Enbridge Inc $ 8,694,633
56,008 Energy Transfer LP 881,006
96,520 Enterprise Products Partners LP 2,816,454
139,057 Gibson Energy Inc 2,367,321
43,774 Keyera Corp 1,127,514
307,342 Kinder Morgan Inc 5,636,652
51,760 MPLX LP 2,151,146
74,893 ONEOK Inc 6,004,172
171,860 Pembina Pipeline Corp 6,065,945
19,098 Plains GP Holdings LP, Class A 348,538
33,638 TC Energy Corp 1,351,927
163,113 Williams Cos Inc/The 6,356,514
Total Energy 43,801,822
Financial Services - 0.2%
742,553 Sdcl Energy Efficiency Income Trust PLC 555,213
Total Financial Services 555,213
Health Care Equipment & Services - 0.8%
248,056 Chartwell Retirement Residences 2,263,462
71,221 Sienna Senior Living Inc 705,611
Total Health Care Equipment & Services 2,969,073
Real Estate Management & Development - 0.6%
662,580 Capitaland India Trust 515,224
209,039 Hysan Development Co Ltd 337,262
1,450,622 Sino Land Co Ltd 1,508,098
Total Real Estate Management & Development 2,360,584
Telecommunication Services - 0.7%
390,984 HKT Trust & HKT Ltd 456,195
14,604 Infrastrutture Wireless Italiane SpA 165,726
3,378,969 NETLINK NBN TRUST 2,139,617
Total Telecommunication Services 2,761,538
Transportation - 3.3%
6,942 Aena SME SA 1,367,251
33,082 (c) Athens International Airport SA 303,369
615,637 Atlas Arteria Ltd 2,137,726
442,171 Aurizon Holdings Ltd 1,152,940
387,144 China Merchants Port Holdings Co Ltd 464,213
517,885 Dalrymple Bay Infrastructure Ltd 924,921
323,115 Enav SpA 1,351,484
11,627 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
919,580
8,535 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
1,392,656
265,050 Transurban Group 2,299,340
Total Transportation 12,313,480

Shares Description (a) Value
Utilities - 14.0%
324,399 APA Group $ 1,778,028
431 Canadian Solar Infrastructure Fund Inc 323,720
11,010 Canadian Utilities Ltd, Class A 250,754
323,747 CK Infrastructure Holdings Ltd 1,896,144
64,330 Clearway Energy Inc, Class A 1,383,738
232,394 CLP Holdings Ltd 1,853,631
262,226 Contact Energy Ltd 1,356,100
53,854 Dominion Energy Inc 2,649,078
45,574 Duke Energy Corp 4,407,462
111,289 Enagas SA 1,653,289
573,386 Enel SpA 3,785,205
92,498 Engie SA 1,550,021
22,361 Entergy Corp 2,363,110
88,792 Evergy Inc 4,739,717
1,462 Eversource Energy 87,384
138,415 Italgas SpA 806,374
86,117 National Grid PLC, Sponsored ADR 5,874,902
10,472 Northwestern Energy Group Inc 533,339
78,482 OGE Energy Corp 2,691,933
45,765 Pennon Group PLC 374,011
17,654 Pinnacle West Capital Corp 1,319,283
179,985 Power Assets Holdings Ltd 1,054,460
136,009 Redeia Corp SA 2,323,176
332,506 REN - Redes Energeticas Nacionais SGPS
SA
789,755
971,950 Snam SpA 4,589,259
6,198 Spire Inc 380,371
170,007 Vector Ltd 393,360
13,955 Veolia Environnement SA 453,981
Total Utilities 51,661,585
Total Common Stocks
(cost $103,562,989) 116,423,295
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 31 .4% ( 22 .3 % of Total
Investments) X 115,829,491
Data Center REITs - 0.4%
55,518 Digital Realty Trust Inc $ 1,309,114
Total Data Center REITs 1,309,114
Diversified REITs - 2.0%
44,375 Armada Hoffler Properties Inc 461,500
284,466 British Land Co PLC/The 1,419,196
145,194 Charter Hall Long Wale REIT 361,196
22,824 Essential Properties Realty Trust Inc 608,488
381,050 Growthpoint Properties Australia Ltd 630,592
40,843 ICADE 1,106,389
207,867 Mirvac Group 319,494
5,228 Star Asia Investment Corp 2,015,194
396 United Urban Investment Corp 402,848
Total Diversified REITs 7,324,897
Health Care REITs - 3.8%
60,913 American Healthcare REIT Inc 898,467
2,644,592 Assura PLC 1,411,659
73,689 CareTrust REIT Inc 1,795,801
29,080 Community Healthcare Trust Inc 772,074
186,068 Healthcare Realty Trust Inc 2,632,862
265,471 Healthpeak Properties Inc 4,977,582

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JRI
Shares Description (a) Value
Health Care REITs (continued)
50,872 Omega Healthcare Investors Inc $ 1,611,116
Total Health Care REITs 14,099,561
Hotel & Resort REITs - 0.7%
157,125 Apple Hospitality REIT Inc 2,573,707
Total Hotel & Resort REITs 2,573,707
Industrial REITs - 6.6%
255,528 Dexus Industria REIT 514,196
192,078 Dream Industrial Real Estate Investment Trust 1,868,952
482,362 FIBRA Macquarie Mexico, 144A 938,922
1,898,439 Frasers Logistics & Commercial Trust 1,489,954
469 GLP J-Reit 393,021
983 LaSalle Logiport REIT 1,007,267
1,087,479 LondonMetric Property PLC 2,790,681
281,798 LXP Industrial Trust 2,541,818
1,459,976 Mapletree Industrial Trust 2,529,868
2,182,455 Mapletree Logistics Trust 2,359,668
373,742 Nexus Industrial REIT 2,110,757
939,584 TF Administradora Industrial S de RL de CV 2,565,636
878,136 Tritax Big Box REIT PLC 1,745,858
1,167,372 Urban Logistics REIT PLC 1,685,568
Total Industrial REITs 24,542,166
Mortgage REITs - 0.2%
18,900 Blackstone Mortgage Trust Inc, Class A 376,299
17,236 Starwood Property Trust Inc 350,408
Total Mortgage REITs 726,707
Multi-Family Residential REITs - 1.4%
75,333 Apartment Income REIT Corp 2,446,063
521 Daiwa Securities Living Investments Corp 361,984
16,706 Equity Residential 1,054,316
1,768,627 (d) Home Reit PLC 2,232
85 Mid-America Apartment Communities Inc 11,184
31,836 UDR Inc 1,190,985
Total Multi-Family Residential REITs 5,066,764
Office REITs - 2.4%
206,703 Abacus Property Group 168,314
61,613 Allied Properties Real Estate Investment Trust 803,737
26,958 Boston Properties Inc 1,760,627
50,311 COPT Defense Properties 1,216,017
124 Daiwa Office Investment Corp 482,826
8,407 Equity Commonwealth 210,175
21,383 Gecina SA 2,184,147
226 Kenedix Office Investment Corp 240,214
46,911 NSI NV 961,588
43,784 Postal Realty Trust Inc, Class A 626,987
Total Office REITs 8,654,632
Other Specialized REITs - 2.6%
85,462 Four Corners Property Trust Inc 2,091,255
115,854 Gaming and Leisure Properties Inc 5,337,394
75,854 VICI Properties Inc 2,259,691
Total Other Specialized REITs 9,688,340
Real Estate Operating Companies - 0.5%
1,587,535 Sirius Real Estate Ltd 1,962,631
Total Real Estate Operating Companies 1,962,631

Shares Description (a) Value
Retail REITs - 9.0%
415 Acadia Realty Trust $ 7,059
9,949 Agree Realty Corp 568,287
15,632 Brixmor Property Group Inc 366,570
399,080 Charter Hall Retail REIT 964,749
122,686 Choice Properties Real Estate Investment Trust 1,248,100
125,081 Crombie Real Estate Investment Trust 1,264,153
110,021 CT Real Estate Investment Trust 1,159,056
1,273,173 Fortune Real Estate Investment Trust 619,996
1,696,376 Frasers Centrepoint Trust 2,751,436
165,336 Kimco Realty Corp 3,242,239
332,185 Link REIT 1,430,526
23,841 NNN REIT Inc 1,018,964
181,959 Primaris Real Estate Investment Trust 1,873,927
108,884 Realty Income Corp 5,890,624
67,997 RioCan Real Estate Investment Trust 927,175
6,469 Saul Centers Inc 248,992
99,065 Scentre Group 218,787
35,356 Simon Property Group Inc 5,532,861
1,101,128 Vicinity Ltd 1,528,403
903,777 Waypoint REIT Ltd 1,501,374
45,831 Wereldhave NV 713,475
Total Retail REITs 33,076,753
Self-Storage REITs - 0.7%
14,395 CubeSmart 650,942
12,588 Extra Space Storage Inc 1,850,436
717 Public Storage 207,973
Total Self-Storage REITs 2,709,351
Single-Family Residential REITs - 0.3%
45,701 American Homes 4 Rent 1,110,991
Total Single-Family Residential REITs 1,110,991
Telecom Tower REITs - 0.8%
28,195 Crown Castle Inc 2,983,877
Total Telecom Tower REITs 2,983,877
Total Real Estate Investment Trust Common Stocks
(cost $116,254,889) 115,829,491
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 19 .2% ( 13 .7 % of Total Investments) X 71,062,613
Energy - 0.1%
11,711 NuStar Energy LP 11.234% $ 295,820
Total Energy 295,820
Equity Real Estate Investment Trusts (REITs) - 11.8%
146,715 Agree Realty Corp 4.250% 2,602,724
80,447 American Homes 4 Rent 5.875% 1,849,476
56,280 Armada Hoffler Properties Inc 6.750% 1,239,848
99,054 Centerspace 6.625% 2,391,164
2,392 Chatham Lodging Trust 6.625% 52,122
33,798 DiamondRock Hospitality Co 8.250% 851,372
68,757 Digital Realty Trust Inc 5.200% 1,507,154
59,594 Digital Realty Trust Inc 5.250% 1,314,048
79,257 Federal Realty Investment Trust 5.000% 1,739,691
81,585 Kimco Realty Corp 5.125% 1,866,665
98,615 Kimco Realty Corp 5.250% 2,258,284
13,513 Kimco Realty Corp 7.250% 761,592
2,301 Mid-America Apartment Communities Inc 8.500% 128,370
54,508 National Storage Affiliates Trust 6.000% 1,249,323

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JRI
Shares   Description (a) Coupon Value
Equity Real Estate Investment Trusts (REITs) (continued)
50,450 Pebblebrook Hotel Trust 6.300% $ 1,029,180
33,580 Pebblebrook Hotel Trust 5.700% 631,304
23,192 Pebblebrook Hotel Trust 6.375% 477,987
34,375 Public Storage 4.125% 666,531
31,672 Public Storage 4.700% 680,631
28,487 Public Storage 5.600% 699,071
40,054 Public Storage 3.900% 716,967
25,073 Public Storage 5.150% 603,256
41,114 Public Storage 3.875% 732,240
33,970 Public Storage 3.950% 615,536
30,469 Public Storage 5.050% 744,053
35,975 Public Storage 4.750% 778,499
46,230 Public Storage 4.100% 873,285
49,870 Public Storage 4.000% 921,598
44,113 Public Storage 4.625% 943,577
56,168 Public Storage 4.000% 1,039,108
54,568 Public Storage 4.875% 1,243,059
58,997 Realty Income Corp 6.000% 1,458,996
90,113 Rexford Industrial Realty Inc 5.625% 1,944,639
30,274 Rexford Industrial Realty Inc 5.875% 677,532
10,819 RLJ Lodging Trust 1.950% 264,957
16,844 Saul Centers Inc 6.125% 377,642
25,435 Saul Centers Inc 6.000% 543,292
72,849 SITE Centers Corp 6.375% 1,642,745
20,251 Summit Hotel Properties Inc 5.875% 396,312
38,516 Summit Hotel Properties Inc 6.250% 792,274
30,844 Sunstone Hotel Investors Inc 6.125% 654,201
43,058 Sunstone Hotel Investors Inc 5.700% 855,132
18,724 UMH Properties Inc 6.375% 423,537
9,192 Vornado Realty Trust 5.250% 138,615
33,112 Vornado Realty Trust 5.250% 506,614
Total Equity Real Estate Investment Trusts (REITs) 43,884,203
Financial Services - 0.2%
25,426 Brookfield Finance Inc 4.625% 457,668
16,112 National Rural Utilities Cooperative Finance Corp 5.500% 399,578
Total Financial Services 857,246
Real Estate - 0.1%
10,309 Brookfield Property Partners LP 6.375% 148,553
Total Real Estate 148,553
Real Estate Management & Development - 0.2%
35,153 Brookfield Property Partners LP 5.750% 448,552
25,270 Brookfield Property Partners LP 6.500% 398,002
Total Real Estate Management & Development 846,554
Utilities - 6.8%
25,854 BIP Bermuda Holdings I Ltd 5.125% 506,221
41,127 Brookfield BRP Holdings Canada Inc 4.625% 699,159
13,470 Brookfield Infrastructure Finance ULC 5.000% 247,983
67,929 Brookfield Infrastructure Partners LP 5.125% 1,232,232
20,719 Brookfield Infrastructure Partners LP 5.000% 367,969
75,559 Brookfield Renewable Partners LP 5.250% 1,377,441
35,357 CMS Energy Corp 5.875% 855,993
48,898 CMS Energy Corp 5.875% 1,211,204
29,190 CMS Energy Corp 5.625% 716,906
66,991 CMS Energy Corp 4.200% 1,362,597
46,327 DTE Energy Co 5.250% 1,146,593
69,721 DTE Energy Co 4.375% 1,419,520

Shares   Description (a) Coupon Value
Utilities (continued)
73,042 DTE Energy Co 4.375% $ 1,504,665
49,695 Duke Energy Corp 5.750% 1,234,921
43,179 Duke Energy Corp 5.625% 1,060,476
18,525 Entergy Arkansas LLC 4.875% 419,221
10,112 Entergy Mississippi LLC 4.900% 234,497
7,058 Entergy New Orleans LLC 5.500% 169,816
15,944 Entergy Texas Inc 5.375% 398,759
45,803 Georgia Power Co 5.000% 1,128,586
13,860 NextEra Energy Capital Holdings Inc 5.650% 341,510
90,803 Sempra 5.750% 2,173,824
37,425 Southern Co/The 5.250% 912,796
76,576 Southern Co/The 4.950% 1,760,482
88,549 Southern Co/The 4.200% 1,783,377
30,923 Spire Inc 5.900% 763,489
Total Utilities 25,030,237
Total $25 Par (or similar) Retail Preferred
(cost $78,111,238) 71,062,613
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 14 .1% ( 10 .1 % of Total
Investments) X 52,220,364
Energy - 5.9%
$ 2,810 Enbridge Inc 6.000% 1/15/77 $ 2,746,590
2,305 Enbridge Inc 5.500% 7/15/77 2,185,119
1,530 Enbridge Inc 6.250% 3/01/78 1,489,120
1,380 Enbridge Inc 5.750% 7/15/80 1,306,030
1,260 Enbridge Inc 7.625% 1/15/83 1,293,079
930 Enbridge Inc 8.500% 1/15/84 1,010,478
1,184 (b) Energy Transfer LP (TSFR3M reference rate + 3.279%
spread)
8.586% 11/01/66 1,075,446
580 Energy Transfer LP 8.000% 5/15/54 608,345
595 Energy Transfer LP 6.500% N/A (e) 583,184
2,920 Enterprise Products Operating LLC 5.250% 8/16/77 2,770,805
2,060 Enterprise Products Operating LLC 5.375% 2/15/78 1,919,859
780 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 546,176
1,843 Transcanada Trust 5.875% 8/15/76 1,790,720
1,194 Transcanada Trust 5.500% 9/15/79 1,097,833
1,145 Transcanada Trust 5.600% 3/07/82 1,045,273
300 Transcanada Trust 5.300% 3/15/77 280,642
Total Energy 21,748,699
Financial Services - 0.4%
375 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 365,191
1,340 Transcanada Trust 5.625% 5/20/75 1,305,793
Total Financial Services 1,670,984
Transportation - 0.6%
999 BNSF Funding Trust I 6.613% 12/15/55 990,959
940 Royal Capital BV, Reg S 4.875% N/A (e) 934,125
Total Transportation 1,925,084
Utilities - 7.2%
625 CAD AltaGas Ltd 8.900% 11/10/83 489,812
1,840 American Electric Power Co Inc 3.875% 2/15/62 1,653,504
675 CAD Capital Power Corp 7.950% 9/09/82 498,565
1,750 CMS Energy Corp 4.750% 6/01/50 1,611,766
995 ComEd Financing III 6.350% 3/15/33 1,002,636
1,345 Dominion Energy Inc 5.750% 10/01/54 1,336,646

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JRI
Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities (continued)
$ 1,460 Dominion Energy Inc 4.650% N/A (e) $ 1,429,083
1,585 Dominion Energy Inc 4.350% N/A (e) 1,483,824
2,490 Duke Energy Corp 4.875% N/A (e) 2,468,290
1,375 Edison International 5.000% N/A (e) 1,302,678
870 Edison International 5.375% N/A (e) 841,889
900 GBP Electricite de France SA, Reg S 5.875% N/A (e) 1,067,779
2,048 Emera Inc 6.750% 6/15/76 2,022,654
825 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 748,466
2,540 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 2,429,327
1,265 Sempra 6.875% 10/01/54 1,278,205
2,075 Sempra 4.875% N/A (e) 2,030,271
1,625 Sempra 4.125% 4/01/52 1,499,137
465 (b) Southern California Edison Co (3-Month LIBOR reference rate + 4.461% spread)
4.516% N/A (e) 464,942
1,265 Southern Co/The 4.000% 1/15/51 1,216,123
Total Utilities 26,875,597
Total $1,000 Par (or similar) Institutional Preferred
(cost $53,400,351) 52,220,364
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 1 .7% ( 1 .2 % of Total Investments) X 6,170,900
Equity Real Estate Investment Trusts (REITs) - 0.9%
8,595 LXP Industrial Trust 6.500% $ 398,550
52,737 Regency Centers Corp 5.875% 1,237,210
64,868 Regency Centers Corp 6.250% 1,568,508
Total Equity Real Estate Investment Trusts (REITs) 3,204,268
Utilities - 0.8%
9,047 Algonquin Power & Utilities Corp 7.750% 193,968
55,856 NextEra Energy Inc 6.926% 2,174,474
22,463 SCE Trust VII 7.500% 598,190
Total Utilities 2,966,632
Total Convertible Preferred Securities
(cost $6,972,094) 6,170,900
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.6% (0.4% of Total Investments) X 2,047,188
264,268 Greencoat UK Wind PLC/Funds $ 464,456
258,228 JLEN Environmental Assets Group Ltd
Foresight Group Holdings
305,059
311,957 Renewables Infrastructure Group Ltd/The 396,612
637,305 Sequoia Economic Infrastructure Income
Fund Ltd
651,402
197,352 Starwood European Real Estate Finance Ltd 229,659
Total Investment Companies
(cost $2,254,787) 2,047,188

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2% (0.1% of Total
Investments) X 589,845
$ 525 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 4.329% spread), 2019 MILE, 144A
9.655% 7/15/36 $ 349,840
310 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.155% 7/15/36 240,005
Total Asset-Backed and Mortgage-Backed Securities
(cost $835,000) 589,845
Total Long-Term Investments
(cost $498,244,111) 499,317,560
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 5.3% (3.8% of Total Investments)
X –
REPURCHASE AGREEMENTS - 5 .3% ( 3 .8 % of Total Investments) X 19,689,216
$ 19,225 (f) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 19,225,000
464 (g) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 464,216
Total Repurchase Agreements
(cost $19,689,216) 19,689,216
Total Short-Term Investments
(cost $19,689,216) 19,689,216
Total Investments (cost $ 517,933,327 ) - 140 .5% 519,006,776
Borrowings - (41.1)% (h),(i) (151,695,000)
Other Assets & Liabilities, Net -  0.6% 2,084,339
Net Assets Applicable to Common Shares - 100% $ 369,396,115
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (10) 6/24 $ (1,102,651) $ (1,107,969) $ (5,318)
U.S. Treasury Long Bond (18) 6/24 (2,139,233) (2,167,875) (28,642)
U.S. Treasury Ultra 10-Year Note (190) 6/24 (21,672,850) (21,775,781) (102,931)
U.S. Treasury Ultra Bond (18) 6/24 (2,349,079) (2,322,000) 27,079
Total $(27,263,813) $(27,373,625) $(109,812)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (j)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley $ 112,400,000 Receive SOFR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 4,309,522 $ 4,309,522

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JRI
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 134,973,864 $ – $ 134,973,864
Common Stocks 79,070,645 37,352,650 – 116,423,295
Real Estate Investment Trust Common
Stocks 78,659,389 37,167,870 2,232 115,829,491
$25 Par (or similar) Retail Preferred 71,062,613 – – 71,062,613
$1,000 Par (or similar) Institutional
Preferred – 52,220,364 – 52,220,364
Convertible Preferred Securities 6,170,900 – – 6,170,900
Investment Companies 1,650,576 396,612 – 2,047,188
Asset-Backed and Mortgage-Backed
Securities – 589,845 – 589,845
Short-Term Investments:
Repurchase Agreements – 19,689,216 – 19,689,216
Investments in Derivatives:
Interest Rate Swaps* – 4,309,522 – 4,309,522
Futures Contracts* (109,812) – – (109,812)
Total
$ 236,504,311 $ 286,699,943 $ 2,232 $ 523,206,486
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Perpetual security. Maturity date is not applicable.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $19,236,279 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 3.000% and maturity date 11/15/45, valued at $19,609,634.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $464,298 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $473,595.
(h) Borrowings as a percentage of Total Investments is 29.2%.
(i) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $278,479,585 have been pledged as collateral for borrowings.
(j) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month